Loss Before Income Tax - Summary of Loss Before Income Tax (Parenthetical) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 12,510,000	$ 7,522,000	$ 4,368,000
Other operating income and expenses	1,539,000	324,000	(334,000)
Previously Reported
Disclosure Of Loss Before Income Tax Line Item
Other operating income and expenses		(779,000)	(752,000)
Finance costs		1,386,000	376,000
Currently Reported
Disclosure Of Loss Before Income Tax Line Item
Finance costs		607,000	(376,000)
Effect of Change
Disclosure Of Loss Before Income Tax Line Item
Other operating income and expenses		779,000	752,000
Finance costs		(779,000)	(752,000)
Income Statement Functional Expense Categories
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	12,509,744	7,521,745	4,368,391
Total share-based payment transactions	12,509,744	7,521,745	4,988,391
Income Statement Functional Expense Categories | Research and Development
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	7,782,330	3,194,695	2,283,646
Income Statement Functional Expense Categories | Manufacturing and Commercialization
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	547,998	434,403	329,718
Income Statement Functional Expense Categories | Management and Administration
Disclosure Of Loss Before Income Tax Line Item
Equity settled share-based payment transactions	$ 4,179,416	$ 3,892,647	1,755,027
Income Statement Functional Expense Categories | Legal, Patent and Other Professional Fees
Disclosure Of Loss Before Income Tax Line Item
Total share-based payment transactions			$ 620,000